CAPITAL STOCK - Disclosure of detailed information about change in restricted share units outstanding (Details) - Share	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Restricted share units, beginning of period	1,076,000	958,500
Vested	(326,500)	(312,500)
Granted	470,000	430,000
Restricted share units, end of period	1,219,500	1,076,000